ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS (Details 3) - CAD ($) $ in Thousands			12 Months Ended
		Nov. 07, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees	[1]		$ 852	$ 1,040	$ 1,029
Impairment		$ 1,171	115,112
General and administrative expenses			11,008	21,460	17,221	[2]
General and administrative expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Salaries			2,314	4,027	4,192
Insurance			1,847	1,566	2,448
Professional fees			4,095	4,689	7,229
Depreciation			669	819	916
Impairment			0	3,905	0
Other General and Administration			2,083	6,454	2,436
General and administrative expenses			$ 11,008	$ 21,460	$ 17,221

[1]	Includes payments to shareholders for the years ended 2023, 2022 and 2021 of $475, $503 and $455, respectively.
[2]	Reclassified in respect of discontinued operations - see Note 25.